Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 8 - RELATED PARTY TRANSACTIONS

As of June 30, 2021, related parties of the Company consist of the following:

Name of Related Party	Nature of Relationship
Zhentao Jiang	Former Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Bin Cao	Chairman of the Board
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Bin Liu	Former Chief Risk Officer (“CRO”)
Guofu Zhang	Former Chief Financial Officer (“CFO”)
Chengchun Zhang	Former Chief Operational Officer (“COO”) and principal shareholder
IIG Ltd.	Company under common control of Zhentao Jiang, dissolved in November 2019
Firebull Holdings Limited	Company under common control of Wenjie Tang and Bin Cao
Nanjing Yunxinhe Software Technology Co., Ltd.	Company formerly controlled by Zhentao Jiang, dissolved in April 2020
Beijing Maiteke Technology Co., Ltd.	Company where Wenjie Tang assumed a key management position
Northnew Management Limited	Company under common control of Zhentao Jiang prior to June 2020

Due to (from) related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of June 30, 2021 and December 31, 2020, due to related parties consisted the following:

	June 30, 2021	December 31, 2020
Zhentao Jiang	$906,894	$712,485
Wenjie Tang	(78,815)	(116,610)
Yufeng Mi	1,975	1,951
Total due to related parties	$830,054	$597,826

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business. These amounts are interest free, unsecured and repayable on demand.

From time to time, the Company borrowed $152,454 from related parties and repaid $9,707 to related parties in the six ended June 30, 2021, but none borrowed or repaid to related parties in the six months ended June 30, 2020.